INVENTORIES (Tables)	6 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Components of inventories are as follows:

	June 30, 2019	December 31, 2019
		(Unaudited)
Raw materials	$17,150	$15,791
Work in progress	15,097	10,384
Finished goods	10,736	9,421

	$42,983	$35,596